Trade Accounts Payable and Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and accruals	$ 2,310	$ 1,897
Capital project accruals	416	1,152
Payroll-related liabilities	351	374
Accrued interest	101	100
Commercial and government royalties	252	302
Current portion of provisions (Note 25(a))	347	361
Settlement payables (Note 31(b))	36	45
Contract liabilities – consignment sales	27	19
Current portion of downstream pipeline take-or-pay toll commitment	29	0
Trade account payable and other liabilities	4,001	4,367
Other IMSA payable
Disclosure of detailed information about financial instruments [line items]
Other	66	68
Other
Disclosure of detailed information about financial instruments [line items]
Other	$ 66	$ 49